Insurance proceeds (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Insurance proceeds
Open insurance claim amount	$ 1,100		$ 1,100		$ 100
Loss of hire insurance payments recorded as a component of total revenues	78	$ 1,424	78	$ 2,335
Windsor Knutsen
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues		$ 1,400
Brasil Knutsen | Loss of hire proceeds
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues	$ 100		$ 100
Synnve Knutsen | Loss of hire proceeds
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues				$ 2,300